Investment Strategy - Roundhill HALO ETF	May 13, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its total assets in the common stock comprising the Index. The Fund, using a full replication approach, attempts to provide, before fees and expenses, the total return performance of the Index. The Index is owned and was developed by Akros Technologies, Inc. (the “Index Provider”).

The Index seeks to provide investment exposure to a selection of equity securities issued by U.S.-listed companies whose economic value is anchored to tangible physical assets, real-world operations, and brand and infrastructure moats (i.e. hard-to-replicate physical infrastructure networks), referred to as “HALO Companies.”

The Index uses a rules-based, multi-criteria ranking framework with an initial selection universe comprised of the top 3,000 U.S. equities by total market capitalization listed on the NYSE and NASDAQ (subject to additional eligibility screens). To be eligible for inclusion in the Index universe, a security must satisfy specified liquidity requirements (rolling six-month average monthly trading volume exceeding either $25 million in traded value or 250,000 shares, with limited exceptions for newly listed stocks). The Index also removes companies ranked in the bottom 30% of the universe by “Physical Asset Intensity,” defined as the ratio of property, plant and equipment to total assets.

From the initial selection universe, a company will be identified as a HALO Company if, as determined by the Index Provider, it satisfies each of the following criteria of the Index Provider’s “HALO Qualification Test”:

●	A company’s primary classification under the Akros Industry Classification System (“AICS”) falls within one of the Index’s “HALO-Eligible” sector groupings: (1) Physical good production, (2) Infrastructure networks and physical services, (3) Brand-anchored physical commerce (wholesale trade, retail trade, accommodation and food services, amusement, gambling and recreation industries, personal services companies), and (4) Tangible asset leasing (lessors of real estate, such as equity REITs and rental and leasing services).

●	A company’s primary AICS classification reflects the business segment contributing the largest share of consolidated revenue and serves as a revenue-based indicator of the company’s principal line of business.

●	While all Index constituents must satisfy the HALO Qualification Test, the Index further emphasizes companies for which more than 50% of total revenue is derived from “HALO-Eligible” business activities. Accordingly, the Index is constructed so that at least 80% of the Index’s aggregate weight is allocated to companies whose “HALO-Eligible” revenue exceeds 50%, with the remaining aggregate weight allocated to other constituents that satisfy the HALO Qualification Test but do not meet the greater than 50% “HALO-Eligible” revenue threshold.

For additional information about “HALO Company” eligibility, please see “Additional Information About the Fund’s Principal Investment Strategy - Additional Information About the Index” below.

For Index inclusion, the Index Provider assigns each HALO Company an overall fitness rating of “high,” “medium,” or “low.” The assignment is based on enumerated, publicly available, audited inputs. For additional information about the Funds overall fitness rubric, please see “Additional Information About the Fund’s Principal Investment Strategy - Additional Information About the Index.”

Only companies rated “high” proceed to further scoring and ranking. Companies rated “high” are then evaluated on four factors:

(1)	AI Displacement Immunity: whether a company’s core business model operates through physical operations, iconic brand presence, or generational infrastructure (that artificial intelligence cannot replicate, substitute, or render obsolete” and whether the company’s market valuation is anchored to these physical moats rather than to AI-driven or software-driven optionality. To qualify as having an “iconic brand presence” or “generational infrastructure” a company must have continued operation of 50 years or more in a “HALO-Eligible” business.

(2)	Generational Moat Durability: whether the company combines multi-decade (50-plus year) operating history with deeply embedded physical networks, long-lived asset bases, or regulatory entrenchments that compound over time and cannot be replicated within a decade even by well-capitalized new entrants.

(3)	Physical Value Anchoring: whether the company generates revenue through ownership, operation, or transformation of tangible physical assets (operations where the physical asset or product is itself the revenue source), and also revenue received indirectly from licensees, franchisees, tenants, distributors, or operators who themselves deploy the underlying physical assets qualifies equally.

(4)	Non-Physical Revenue Dilution (a negative factor): business lines whose primary economic activity occurs without tangible asset deployment.

The Index Provider ranks companies using a “waterfall” selection process that applies the factors in a set order (using later factors only to break ties). If companies remain tied after applying the waterfall process, the company with the higher market capitalization ranks higher. Up to 250 companies are selected (subject to a maximum of 13 companies per AICS 3-digit primary sector), and that pool is screened for extreme valuation, weak cash generation, and excessive leverage (with backfilling if fewer than 100 companies pass the screens). From the candidates that passed the screening (including any backfilled companies), up to 100 companies are selected as final Index constituents based on free-float market capitalization (subject to a maximum of 10 companies per AICS 3-digit primary sector). The Index will assign equal weights to its constituents at each regular rebalancing. When 100 constituents are selected, each constituent will have a 1% weight.

The Index is reconstituted and rebalanced quarterly, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of May 12, 2026, the Index was concentrated in the industrials sector, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).